Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Financial assets	£ 67,400	£ 65,065
Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	52,352	41,494
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	£ 15,048	£ 23,571